Royalties receivable (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016	Nov. 03, 2020
Disclosure of performance obligations [line items]
Percentage of royalty on net sales	10.00%
Royalties recognized during the year	$ 450,000	$ 450,000
Discounting rate for royalties	12.50%	12.50%
Derivative, fair value
Noncurrent Royalties Receivable	1,407,786	$ 1,258,654	$ 1,060,000
Receipts from royalties, fees, commissions and other revenue	$ 250,000	250,000
HPQ Nano Silicon Powders Inc. | Conversion of future royalties to equity stake
Disclosure of performance obligations [line items]
Proportion Of Ownership Interest Held	50.00%
HPQ Silica Polvere Inc. | Conversion of future royalties to equity stake
Disclosure of performance obligations [line items]
Proportion Of Ownership Interest Held	50.00%
HPQ 2016 Contract
Disclosure of performance obligations [line items]
Transaction price received				$ 1,000,000
Percentage of royalty on net sales	10.00%
Royalties recognized during the year	$ 250,000	250,000
Receipts from royalties, fees, commissions and other revenue	$ 250,000	200,000
HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price received		3,300,000	$ 2,400,000
Percentage of royalty on net sales	10.00%
Royalties recognized during the year	$ 200,000	200,000
Receipts from royalties, fees, commissions and other revenue	$ 50,000
HPQ Polvere contract
Disclosure of performance obligations [line items]
Percentage of royalty on net sales	10.00%
Less than one year | HPQ 2016 Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 200,000
Less than one year | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	50,000
Less than one year | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	50,000
Later Than One Year And Not Later Than Two Years [Member] | HPQ 2016 Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	250,000
Later Than One Year And Not Later Than Two Years [Member] | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	100,000
2-3 years | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	150,000
Later Than Three Years And Not Later Than Four Years [Member] | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	200,000
Later Than Three Years And Not Later Than Four Years [Member] | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	100,000
2025 | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	150,000
2026 | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 200,000